Financial Risk Management - Summary of Exposure to Financial Counterparties by Rating Type (Detail) € in Millions	Dec. 31, 2017 EUR (€) Counterparty	Dec. 31, 2016 EUR (€) Counterparty
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of financial counterparties | Counterparty	18	15
Exposure | €	€ 295	€ 398
Rated Aa or better [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of financial counterparties | Counterparty	3	3
Exposure | €	€ 52	€ 13
Rated A [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of financial counterparties | Counterparty	12	9
Exposure | €	€ 224	€ 369
Rated Baa [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of financial counterparties | Counterparty	3	3
Exposure | €	€ 19	€ 16